Bank Borrowings - Loan Facilities (Details)	1 Months Ended
	May 31, 2022 HKD ($)	Oct. 31, 2021 USD ($)	Aug. 31, 2020 HKD ($)	May 31, 2019 HKD ($)	May 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	May 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Aug. 31, 2020 USD ($)	May 31, 2019 USD ($)
Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities				$ 400,000,000								$ 51,282,000
Term (in years or months)				3 years	3 years
Unsecured credit facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)				0.85%	0.85%
Revolving loan facility
Bank Borrowings
Aggregate amount of credit facilities	$ 390,000,000		$ 117,000,000					$ 50,000,000			$ 15,000,000
Term (in years or months)	1 year		2 years
Amount drawn from the credit facility						$ 0
Revolving loan facility | HIBOR
Bank Borrowings
Basis spread on variable rate (as a percent)	0.50%		4.50%
Revolving loan facility | Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities				$ 190,000,000								24,359,000
Term loan | Unsecured credit facility
Bank Borrowings
Aggregate amount of credit facilities				210,000,000								$ 26,923,000
Amount of upfront fee				$ 819,000	$ 105,000
Fixed asset loan facility | Secured credit facility
Bank Borrowings
Aggregate amount of credit facilities		$ 108,393,000								¥ 754,880,000
Term (in years or months)		10 years
Amount drawn from the credit facility						18,104,000	¥ 126,083,000		¥ 0
Amount drawn related to capitalized interest						$ 110,000	¥ 769,000		¥ 0
Fixed asset loan facility | Secured credit facility | 5-year China Loan Prime Rate
Bank Borrowings
Basis spread on variable rate (as a percent)		(0.80%)